Disclosure of classes of share capital (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement [Line Items]
Number of shares	64,056,876	64,056,876	64,056,876
Issued capital, amount	$ 14,056,459	$ 14,056,459	$ 14,056,459